Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We typically grant equity awards to our named executive officers upon commencement of employment and annually in connection with our review of corporate and individual performance. Prior to our annual general meeting of shareholders each year, it is the Compensation Committee’s long-standing practice to review the Company’s results from the previous fiscal year and the Company’s financial plan and strategy for the upcoming fiscal year and, based on those reviews, approve the granting of equity awards for our named executive officers for the upcoming fiscal year. The grant date for those equity awards has historically been on or near the date of our annual general meeting of shareholders, which date is generally set well in advance. It is the Compensation Committee’s belief that maintaining a consistent grant practice, based on a date set in advance, is in the best interests of the Company. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Prior to our annual general meeting of shareholders each year, it is the Compensation Committee’s long-standing practice to review the Company’s results from the previous fiscal year and the Company’s financial plan and strategy for the upcoming fiscal year and, based on those reviews, approve the granting of equity awards for our named executive officers for the upcoming fiscal year. The grant date for those equity awards has historically been on or near the date of our annual general meeting of shareholders, which date is generally set well in advance. It is the Compensation Committee’s belief that maintaining a consistent grant practice, based on a date set in advance, is in the best interests of the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false